PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

	2024	2023
Cost	2,707,685,224	2,640,923,667
Accumulated depreciation	(1,653,486,784)	(1,591,024,446)
Total	1,054,198,440	1,049,899,221
Land	13,409,283	13,409,304
Plant and buildings	167,644,965	172,015,595
Machinery, equipment and spare parts	721,142,634	738,783,770
Transportation and load vehicles	16,203,313	14,899,161
Furniture and fixtures	992,082	1,160,335
Fields and quarries	78,716,900	73,510,861
Tools	1,261,854	1,359,818
Construction in process	54,827,409	34,760,377
Total	1,054,198,440	1,049,899,221
Cost

	Land	Buildings	Machinery, equipment and spare parts	Transportation and load vehicles	Furniture and fixtures	Fields and quarries	Tools	Works in process	Total
Balance as of January 1, 2023	13,523,335	660,600,429	1,356,334,382	170,427,966	47,419,366	300,435,352	9,346,678	11,207,014	2,569,294,522
Additions	157	1,869,563	-	-	-	922,654	-	78,050,517	80,842,891
Disposal	(114,188)	(5,070,582)	(2,682,803)	(1,344,559)	(1,614)	-	-	-	(9,213,746)
Transfers	-	10,290,001	14,155,285	4,085,572	355,120	24,998,156	613,020	(54,497,154)	-
Balance as of December 31, 2023	13,409,304	667,689,411	1,367,806,864	173,168,979	47,772,872	326,356,162	9,959,698	34,760,377	2,640,923,667
Additions	-	1,112,144	-	-	-	309,724	-	69,068,891	70,490,759
Disposal	(21)	(369,833)	-	(2,723,583)	-	(635,765)	-	-	(3,729,202)
Transfers	-	6,765,621	18,589,769	6,118,226	216,634	16,915,740	395,869	(49,001,859)	-
Balance as of December 31, 2024	13,409,283	675,197,343	1,386,396,633	176,563,622	47,989,506	342,945,861	10,355,567	54,827,409	2,707,685,224
Accumulated depreciation and impairment in value

	Buildings	Machinery, equipment and spare parts	Transportation and load vehicles	Furniture and fixtures	Fields and quarries	Tools	Total
Balance as of January 1, 2023	(488,152,260)	(594,958,499)	(154,806,263)	(46,169,105)	(236,305,403)	(8,163,927)	(1,528,555,457)
Disposal	5,070,582	2,425,860	875,221	1,318	-	-	8,372,981
Depreciation	(12,592,138)	(36,490,455)	(4,338,776)	(444,750)	(16,539,898)	(435,953)	(70,841,970)
Balance as of December 31, 2023	(495,673,816)	(629,023,094)	(158,269,818)	(46,612,537)	(252,845,301)	(8,599,880)	(1,591,024,446)
Disposal	-	-	2,604,060	-	-	-	2,604,060
Depreciation charge	(11,878,562)	(36,230,905)	(4,694,551)	(384,887)	(11,383,660)	(493,833)	(65,066,398)
Balance as of December 31, 2024	(507,552,378)	(665,253,999)	(160,360,309)	(46,997,424)	(264,228,961)	(9,093,713)	(1,653,486,784)

Schedule of Information Related to Cash-Generating Units
As a result of the analysis carried out, no impairment has been determined for any cash-generating unit as December 31, 2024.

	2024	2023
Cash-generating unit
Cement, Masonry Cement and Lime	11.42%	15.45%
Concrete	11.42%	15.45%
Aggregates	11.42%	15.45%
Rail Services	12.33%	16.09%